RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 8 — RELATED PARTY TRANSACTIONS

From time to time, the Corporation enters into transactions in the normal course of business with related parties.

In February 2013, the Corporation repaid its loan from CLCH in the amount of $53. The Corporation acquired assets in the amount of $1,000, for the nine months ended September 30, 2013 from Encompass and Seismic Management, LLP. Brian A. Beatty, the Corporation’s President and CEO, together with his wife, owns a controlling interest in Encompass and owns all of the outstanding partnership interests in Seismic Management.

Also see Note 4 for discussion of the Corporation’s note with Former SAE stockholders and notes with related parties.

NOTE 16 — RELATED PARTY TRANSACTIONS

From time to time, the Corporation enters into transactions in the normal course of business with related parties.
Jeff Hastings, the Corporation’s Chairman, individually and through his controlled company CLCH, LLC, the majority stockholder of the Corporation, periodically pays expenses on behalf of the Corporation, which the Corporation reimburses on a dollar-for-dollar basis as cash becomes available. During the year ended December 31, 2012, the Corporation reimbursed Mr. Hastings $1,100 in the aggregate. The largest aggregate amount of unreimbursed expenses during 2012 was $302. As of December 31, 2012, there was $109 in unreimbursed expenses paid by Mr. Hastings on behalf of the Corporation for operations; these expenses were recorded in “Direct operating expenses.”

The Corporation leases seismic equipment from Encompass and Seismic Management, LLP, pursuant to lease agreements executed in 2010. Brian A. Beatty, the Corporation’s President and CEO, together with his wife, owns a controlling interest in Encompass and owns all of the outstanding partnership interests in Seismic Management. The leases may be terminated by any party at any time. Aggregate rent paid by the Corporation to Encompass and Seismic Management was $1,326, $1,692 and $1,477 for the years ended December 31, 2012, 2011 and 2010, respectively.